Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaids and other current assets consisted of the following as of December 31, 2018 and September 30, 2019:

	December 31, 2018	September 30, 2019
	(in thousands)
Prepaid inventory	$2,284	$2,329
Restricted cash	550	307
Prepaid insurance	434	2,904
Deferred offering costs	1,218	—
Other	932	1,196

Prepaid and other current assets	$5,418	$6,736

7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaids and other current assets consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Prepaid inventory	$2,230	$2,284
Restricted cash	250	550
Deferred offering costs	—	1,218
Other	537	1,366

Prepaid and other current assets	$3,017	$5,418